LEASES (Details Narrative) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Jan. 02, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating Lease, Right-of-Use Asset		$ 385	$ 107	$ 53
Operating Lease, Payments		49	45	29
Operating Lease, Expense		$ 49	$ 133	$ 89
Operating Lease, Weighted Average Remaining Lease Term		1 year 6 months 7 days	1 year 10 months 6 days	1 year 4 months 24 days
Operating Lease, Weighted Average Discount Rate, Percent		10.00%	10.00%	10.00%
Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lessee, Operating Lease, Description		In December 2020, ScoutCam entered into a lease agreement for office space in Omer, Israel. The agreement is for 36 months beginning on January 1, 2021. ScoutCam holds the right to terminate the lease agreement after 24 months. In March 2021, ScoutCam entered into a lease agreement for additional office space in Omer, Israel. The agreement is until December 31, 2023. ScoutCam holds the right to terminate these agreements by December 31, 2022. Monthly lease payments under the agreements are approximately $
Operating Lease, Payments	$ 12
Operating Lease, Expense		$ 49